UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number      811-21113

Touchstone Institutional Funds Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

June 30, 2016

(Unaudited)

Semi-Annual Report

Touchstone Institutional Funds Trust

Touchstone Sands Capital Institutional Growth Fund

This report identifies the Fund's investments on June 30, 2016. These holdings are subject to change. Not all investments in the Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolio of Investments (Unaudited)

June 30, 2016

The table below provides the Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about the Fund’s investments.

Touchstone Sands Capital Institutional Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	51.5%
Health Care	21.1
Consumer Discretionary	18.4
Financials	3.0
Materials	2.7
Energy	2.3
Investment Funds	5.4
Other Assets/Liabilities (Net)	(4.4)
Total	100.0%

*	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

3

Portfolio of Investments

Touchstone Sands Capital Institutional Growth Fund – June 30, 2016 (Unaudited)

		Market
	Shares	Value
Common Stocks — 99.0%

Information Technology — 51.5%
Adobe Systems, Inc.*	1,166,574	$111,746,123
Alibaba Group Holding Ltd. ADR*	1,183,083	94,090,591
Alphabet, Inc. - Class A*	146,875	103,330,969
Alphabet, Inc. - Class C*	54,800	37,927,080
Baidu, Inc. ADR*	468,266	77,334,130
Facebook, Inc. - Class A*	1,662,770	190,021,356
LinkedIn Corp. - Class A*	316,672	59,930,176
Mobileye N.V. (Netherlands)*†	1,131,652	52,214,423
Palo Alto Networks, Inc.*	520,655	63,853,129
Salesforce.com, Inc.*	2,554,195	202,828,625
Splunk, Inc.*	1,127,621	61,094,506
Visa, Inc. - Class A	3,193,901	236,891,637
		1,291,262,745

Health Care — 21.1%
Alexion Pharmaceuticals, Inc.*	544,896	63,622,057
athenahealth, Inc.*†	371,234	51,234,004
Biogen, Inc.*	206,008	49,816,855
BioMarin Pharmaceutical, Inc.*	838,928	65,268,598
Cerner Corp.*	921,526	54,001,424
Edwards Lifesciences Corp.*	674,314	67,249,335
Illumina, Inc.*	502,776	70,579,695
Incyte Corp. Ltd.*	501,182	40,084,536
Regeneron Pharmaceuticals, Inc.*	192,661	67,283,001
		529,139,505

Consumer Discretionary — 18.4%
Amazon.com, Inc.*	193,700	138,615,594
Chipotle Mexican Grill, Inc.*	164,500	66,254,020
Netflix, Inc.*	890,500	81,462,940
Priceline Group, Inc. (The)*	94,717	118,245,650
Under Armour, Inc. - Class A*†	727,000	29,174,510
Under Armour, Inc. - Class C*†	732,290	26,655,338
		460,408,052

Financials — 3.0%
Charles Schwab Corp. (The)	2,302,500	58,276,275
LendingClub Corp.*†	3,948,874	16,980,158
		75,256,433

Materials — 2.7%
Monsanto Co.	670,000	69,284,700

Energy — 2.3%
Schlumberger Ltd. (Curacao)	726,672	57,465,222
Total Common Stocks		$2,482,816,657

Investment Funds — 5.4%
Dreyfus Cash Management, Institutional Shares, 0.30%∞Ω	18,070,459	$18,070,459
Invesco Government & Agency Portfolio, Institutional Class, 0.30%**∞Ω	116,333,407	116,333,407
Total Investment Funds		$134,403,866

Total Investment Securities —104.4%
(Cost $1,917,656,810)		$2,617,220,523

Liabilities in Excess of Other Assets — (4.4%)		(110,103,778)

Net Assets — 100.0%		$2,507,116,745

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2016 was $118,127,648.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,482,816,657	$—	$—	$2,482,816,657
Investment Funds	134,403,866	—	—	134,403,866
Total	$2,617,220,523	$—	$—	$2,617,220,523

See accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

Touchstone
Sands Capital
Institutional
Growth
Fund
Assets
Investments, at cost	$1,917,656,810
Investments, at market value (A)	$2,617,220,523
Dividends receivable	376,336
Receivable for capital shares sold	1,661,012
Receivable for investments sold	9,615,443
Receivable for securities lending income	52,836
Other assets	42,916
Total Assets	2,628,969,066

Liabilities
Payable for return of collateral for securities on loan	116,333,407
Payable for capital shares redeemed	3,778,113
Payable to Advisor	1,659,175
Other accrued expenses and liabilities	81,626
Total Liabilities	121,852,321

Net Assets	$2,507,116,745

Net assets consist of:
Paid-in capital	$1,698,865,750
Accumulated net investment loss	(7,299,051)
Accumulated net realized gains on investments	115,986,333
Net unrealized appreciation on investments	699,563,713
Net assets applicable to shares outstanding	$2,507,116,745

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	132,402,176
Net asset value, offering price and redemption price per share	$18.94

(A) Includes market value of securities on loan of:	$118,127,648

See accompanying Notes to Financial Statements.

5

Statement of Operations

Six Months Ended June 30, 2016 (Unaudited)

Touchstone
Sands Capital
Institutional
Growth
Fund
Investment Income
Dividends(A)	$3,168,971
Income from securities loaned	317,788
Total Investment Income	3,486,759

Expenses
Unified management fee	10,665,066
Registration fees	32,242
Other expenses	88,502
Net Expenses	10,785,810

Net Investment Loss	(7,299,051)

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments	14,908,792
Net change in unrealized appreciation (depreciation) on investments	(369,157,904)

Net Realized and Unrealized Loss on Investments	(354,249,112)

Change in Net Assets Resulting from Operations	$(361,548,163)

(A) Net of foreign tax withholding of:	$25,702

See accompanying Notes to Financial Statements.

6

Statements of Changes in Net Assets

	Touchstone
	Sands Capital
	Institutional
	Growth
	Fund
	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
From Operations
Net investment loss	$(7,299,051)	$(13,703,131)
Net realized gains on investments	14,908,792	230,724,219
Net change in unrealized appreciation (depreciation) on investments	(369,157,904)	(207,683,794)
Change in Net Assets from Operations	(361,548,163)	9,337,294

Distributions to Shareholders from:
Net realized gains	—	(170,743,963)

Share Transactions
Proceeds from shares sold	191,162,666	506,976,686
Reinvestment of distributions	—	164,306,117
Cost of shares redeemed	(689,389,886)	(1,057,782,895)
Change in Net Assets from Share Transactions	(498,227,220)	(386,500,092)

Total Increase (Decrease) in Net Assets	(859,775,383)	(547,906,761)

Net Assets
Beginning of period	3,366,892,128	3,914,798,889
End of period	$2,507,116,745	$3,366,892,128

Accumulated Net Investment Income (Loss)	$(7,299,051)	$—

Share Transactions
Shares issued	10,213,197	22,912,225
Shares reinvested	—	7,837,712
Shares redeemed	(36,777,520)	(47,715,980)
Change in Shares Outstanding	(26,564,323)	(16,966,043)

See accompanying Notes to Financial Statements.

7

Financial Highlights

Touchstone Sands Capital Institutional Growth Fund

Selected Data for a Share Outstanding Throughout Each Period

Six Months Ended June 30, 2016	Year Ended December 31,
(Unaudited)	2015	2014	2013	2012	2011
Net asset value at beginning of period	$21.18	$22.25	$22.34	$17.12	$14.36	$14.04
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.09)	(0.08)	(0.07)	0.01	(0.04)
Net realized and unrealized gains (losses) on investments	(2.18)	0.13	1.93	7.06	3.40	0.36
Total from investment operations	(2.24)	0.04	1.85	6.99	3.41	0.32
Distributions from:
Net investment income	—	—	—	—	(A)	(0.01)	—
Realized capital gains	—	(1.11)	(1.94)	(1.77)	(0.64)	—
Total distributions	—	(1.11)	(1.94)	(1.77)	(0.65)	—
Net asset value at end of period	$18.94	$21.18	$22.25	$22.34	$17.12	$14.36
Total return	(10.58	)%(B)	0.22%	8.39%	41.28%	23.75%	2.28%
Net assets at end of period (000's)	$2,507,117	$3,366,892	$3,914,799	$3,800,645	$2,250,073	$1,490,474
Ratio to average net assets:
Net expenses	0.79	%(C)	0.79%	0.79%	0.80%	0.79%	0.80%
Gross expenses	0.79	%(C)	0.79%	0.79%	0.80%	0.79%	0.80%
Net investment income (loss)	(0.53	)%(C)	(0.37)%	(0.35)%	(0.40)%	0.06%	(0.28)%
Portfolio turnover rate	20	%(B)	33%	27%	37%	31%	18%

(A)	Less than $0.005 per share.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

8

Notes to Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Touchstone Institutional Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated May 30, 2002. The Trust consists of one fund, the Touchstone Sands Capital Institutional Growth Fund (“Sands Capital Institutional Growth Fund” or the “Fund”), which is an open-end, non-diversified management investment company.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of the Fund. The Fund offers a single class of shares. The Fund’s prospectus provides a description of the Fund’s investment goals, policies, and strategies along with information on the class of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies:

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Fund defines the term “market value”, as used throughout this report, as the estimated fair value. The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities

•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of June 30, 2016, for the Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector allocation. The Fund did not hold any Level 3 categorized securities during the six months ended June 30, 2016.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended June 30, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

The Fund’s portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized

9

Notes to Financial Statements (Unaudited) (Continued)

in Level 1 of the fair value hierarchy. Shares of mutual funds in which the Fund invests are valued at their respective net asset values (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV.

The Fund may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.
•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.
•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•	If the validity of market quotations is not reliable.

Securities held by the Fund that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

Investment companies — The Fund may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When the Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Portfolio securities loaned — The Fund may lend its portfolio securities. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Fund’s custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Fund’s custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

10

Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2016, the Fund loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Received**	Net Amount
Sands Capital Institutional Growth Fund	Common Stock	$118,127,648	$116,333,407	$(1,794,241)

* The remaining contractual maturity is overnight for all securities.

** Gross amounts of recognized liabilities for securities lending is included in the Statement of Assets and Liabilities.

All cash collateral is received, held, and administered by the Fund’s custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

By participating in securities lending, the Fund receives compensation in the form of fees. Securities lending income is derived from lending long securities from the Fund to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity. When the Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Share valuation — The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by its number of outstanding shares.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders — The Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Fund declares and distributes net investment income, if any, quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Fund’s net investment income from investments in Underlying Funds is affected by the timing of dividend declarations by the Underlying Funds.

Allocations — Expenses not directly billed to the Fund are allocated proportionally among the Trust and, if applicable, Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expenses — The Fund pays a unified management fee to Touchstone Advisors, Inc. (“Advisor” or “Administrator”) for providing or procuring advisory, administration and other services. The Advisor is responsible for compensating any third party engaged to provide services under its supervision and is also responsible for payment of the

11

Notes to Financial Statements (Unaudited) (Continued)

fees of the independent Trustees, custodian, independent auditor, legal counsel (excluding costs in connection with certain litigation or administrative actions), and the transfer and dividend disbursing agent. The Fund will pay all state registration fees, interest, taxes, dues, fees, or similar costs, brokerage or other transaction costs, and certain extraordinary expenses.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2016:

Sands Capital
Institutional
Growth Fund
Purchases of investment securities	$563,192,662
Proceeds from sales and maturities	$1,055,367,531

There were no purchases or proceeds from sales and maturities of U.S. Government securities by the Fund for the six months ended June 30, 2016.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of the Advisor, Touchstone Securities, Inc. (the “Underwriter”) or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Fund. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc.

On behalf of the Fund, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Fund. Each Independent Trustee will also receive compensation for each board meeting and committee meeting attended. Each standing committee chair will receive additional compensation for each committee meeting that he or she oversees.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Fund, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.78% of the average daily net assets of the Fund. Under the Advisory Agreement, the Advisor also provides administrative services to the Trust and pays all operating expenses on the Trust’s behalf, excluding state registration fees, interest, taxes, dues, fees, or similar costs, brokerage commissions; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business.

The Advisor has entered into an investment sub-advisory agreement with Sands Capital Management, LLC (the “Sub-Advisor”), a Securities and Exchange Commission (“SEC”) registered investment advisor. The Advisor, not the Fund, pays sub-advisory fees to the Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Fund, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Fund, as a percentage of the average

12

Notes to Financial Statements (Unaudited) (Continued)

daily net assets of the Fund, is 0.80%. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain the expense limitation for the Fund through at least April 29, 2017. For the six months ended June 30, 2016, the Advisor did not waive advisory fees or reimburse any operating expenses.

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Fund’s Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement. Since the effective date, the Advisor has not waived or reimbursed any expenses, therefore there are no amounts currently eligible for recoupment.

5. Federal Tax Information

Federal income tax — It is the Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is the Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended December 31, 2015 and December 31, 2014 are as follows:

	Sands Capital Institutional Growth Fund
	2015	2014
From ordinary income	$5,650,305	$—
From long-term capital gains	165,093,658	321,779,018
Total distributions	$170,743,963	$321,779,018

The following information is computed on a tax basis for each item as of December 31, 2015:

Sands Capital
Institutional
Growth Fund
Tax cost of portfolio investments	$2,474,111,896
Gross unrealized appreciation	1,155,697,398
Gross unrealized depreciation	(107,454,371)
Net unrealized appreciation	1,048,243,027
Undistributed ordinary income	—
Undistributed long-term capital gains	121,556,131
Accumulated earnings	$1,169,799,158

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.

As of December 31, 2015, the Fund did not have any capital loss carryforwards for federal income tax purposes.

13

Notes to Financial Statements (Unaudited) (Continued)

The Fund has analyzed its tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2012 through 2015) and has concluded that no provision for income tax is required in its financial statements.

As of June 30, 2016, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Sands Capital Institutional Growth Fund	$1,917,656,810	$806,710,490	$(107,146,777)	$699,563,713

6. Commitments and Contingencies

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

7. Principal Risks

Risks Associated with Concentration — The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund’s NAV and magnified effect on the total return.

Please see the Fund’s prospectus for a complete discussion of this and other risks.

8. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Fund’s financial statements.

14

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for the Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; or (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

15

Other Items (Unaudited) (Continued)

				Expenses
	Net Expense	Beginning	Ending	Paid During
	Ratio	Account	Account	the Six Months
	Annualized	Value	Value	Ended
	June 30,	January 1,	June 30,	June 30,
	2016	2016	2016	2016*
Touchstone Sands Capital Institutional Growth Fund
Actual	0.79%	$1,000.00	$894.20	$3.72
Hypothetical	0.79%	$1,000.00	$1,020.93	$3.97

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

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18

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

19

Go paperless, sign up today at:

www.touchstoneinvestments.com

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-1105-TIFT-SAR-1606

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Institutional Funds Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	8/24/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	8/24/2016

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	8/24/2016

* Print the name and title of each signing officer under his or her signature.